Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,740,000.00
Previously Paid Amount	0.00
Total Fee Amount	792.69
Total Offset Amount	0.00
Net Fee	792.69
Narrative - Max Aggregate Offering Price	$ 5,740,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true